RELATED PARTY TRANSACTIONS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Investments		$ 2,367,757	[1]	$ 2,149,579	[2]
Assets held for sale and inventories, net		518,749		636,028
Other Assets		4,237,249		3,197,045
Total assets		236,088,113		220,076,482
Liabilities
Deposits		157,205,312		142,128,471
Other Liabilities		6,755,645		6,768,253
Total liabilities		207,282,494		193,421,257
Income
Interest and other operating income		17,380,684		16,116,500		$ 16,696,393	[3]
Net income		3,214,567		2,786,435		2,754,173
Expenses
Interests and other operating expenses		6,179,794		5,670,216		6,232,986	[3]
Fees		1,553,239		1,213,056		1,075,115	[3]
Others		235,525		267,507		249,023
Stockholders with an interest equal or higher than 20% of the Bank's capital [Member]
Assets
Investments		0		0		0
Loans and advances to customers and financial entities, net		419,630		642,319		423,706
Assets held for sale and inventories, net				0		0
Other Assets		0		0		0
Total assets		419,630		642,319		423,706
Liabilities
Deposits		522,986		386,467		363,335
Other Liabilities		0		0		0
Total liabilities		522,986		386,467		363,335
Income
Interest and other operating income		6,505		29,998		6,989
Dividends		0		0		0
Others		0		0		0
Net income		6,505		29,998		6,989
Expenses
Interests and other operating expenses		5,368		10,844		5,603
Fees		0		0		0
Others		0		0		0
Total expenses		5,368		10,844		5,603
Directors and senior management [Member]
Assets
Investments		235		11		0
Loans and advances to customers and financial entities, net		21,426		21,331		17,342
Assets held for sale and inventories, net				0		0
Other Assets		182		0		2
Total assets		21,843		21,342		17,344
Liabilities
Deposits		4,345		5,028		4,363
Other Liabilities		0		0		3
Total liabilities		4,345		5,028		4,366
Income
Interest and other operating income		231		558		419
Dividends		0		0		0
Others		19		0		0
Net income		250		558		419
Expenses
Interests and other operating expenses		160		239		269
Fees		1,236		1,145		1,109
Others		130		54		53
Total expenses		1,526		1,438		1,431
Associates and joint ventures [Member]
Assets
Investments		2,374,338		2,450,467		1,855,511
Loans and advances to customers and financial entities, net		140,352		108,833		124,592
Assets held for sale and inventories, net	[4]			19,128		18,413
Other Assets		43,488		177,537	[5]	127,022	[6]
Total assets		2,558,178		2,755,965		2,125,538
Liabilities
Deposits		156,516		190,046		163,932
Other Liabilities		33,705		35,581		92
Total liabilities		190,221		225,627		164,024
Income
Interest and other operating income		10,830		11,214		11,224
Dividends		110,863		101,091	[7]	48,403
Others		350,004		41,985		51,613
Net income		471,697		154,290		111,240
Expenses
Interests and other operating expenses		6,893		5,790		20,139
Fees		15,366		3		19
Others		6,837		80,312		29,431
Total expenses		$ 29,096		$ 86,105		$ 49,589

[1]	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[4]	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
[5]	This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.
[6]	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana
[7]	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A.